Statutory Reserves and Restricted Net Assets	12 Months Ended
Dec. 31, 2025
Statutory Reserves and Restricted Net Assets
Statutory Reserves and Restricted Net Assets

22.  Statutory Reserves and Restricted Net Assets

Relevant PRC laws and regulations permit payments of dividends by the Group’s entities incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Group’s entities in the PRC are required to annually appropriate 10% of their net after-tax income to the statutory general reserve fund prior to payment of any dividends, unless such reserve funds have reached 50% of their respective registered capital. As a result of these and other restrictions under PRC laws and regulations, the Group’s entities and the VIE subsidiary incorporated in the PRC are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances, which restricted portion as calculated amounted to US$421,006 and US$428,431 as of December 31, 2024 and 2025. There are no significant differences between U.S. GAAP and PRC accounting standards in connection with the reported net assets of the legally owned subsidiaries in the PRC and the VIE. Even though the Company currently does not require any such dividends, loans or advances from the PRC entities for working capital and other funding purposes, the Company may in the future require additional cash resources from them due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends or distributions to its shareholders. Except for the above, there is no other restriction on use of proceeds generated by the Group’s subsidiaries and the VIE to satisfy any obligations of the Company. The Group terminated the contractual arrangements entered into by the WFOE with the VIE and the VIE’s shareholders in November 2025, and thereafter Hangzhou Tuya Technology was no longer the variable interest entity of the Group.

For the year ended December 31, 2025, the Company performed a test on the restricted net assets of subsidiaries and VIE in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08(e)(3), “General Notes to Financial Statements” and concluded that the restricted net assets exceeded 25% of the consolidated net assets of the Company as of December 31, 2025 and the condensed financial information of the Company (referred to as the “Parent Company” below) are required to be presented.

Condensed Financial Information of the Parent Company

(All amounts in US$ thousands (“US$”), except for share and per share data, unless otherwise noted)

Balance Sheet

	As of December 31,
	2024	2025
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	96	512
Amounts due from subsidiaries	272,159	199,945
Prepayments and other current assets	549	92
Total current assets	272,804	200,549
Non-current assets:
Investment in subsidiaries and VIE	740,268	823,856
Total non-current assets	740,268	823,856
Total assets	1,013,072	1,024,405
LIABILITIES AND SHAREHOLDERS’ EQUITY
Liabilities
Accruals and other current liabilities	4,857	1,800
Other non-current liabilities	767	—
Total liabilities	5,624	1,800
Shareholders’ equity:
Ordinary shares (US$0.00005 par value; nil shares authorized, issued and outstanding as of December 31, 2024 and 2025, respectively)	—	—
Class A ordinary shares (US$0.00005 par value; 800,000,000 and 800,000,000 shares authorized as of December 31, 2024 and 2025, respectively; 504,387,299 and 541,364,923 shares issued as of December 31, 2024 and 2025, respectively; 495,601,588 and 541,119,562 shares outstanding as of December 31, 2024 and 2025, respectively)	25	27
Class B ordinary shares (US$0.00005 par value; 200,000,000 and 200,000,000 shares authorized as of December 31, 2024 and 2025, respectively; 70,205,300 and 70,163,253 shares issued and outstanding as of December 31, 2024 and 2025, respectively)	4	4
Treasury stock (US$0.00005 par value; 8,785,711 and 245,361 shares as of December 31, 2024 and 2025, respectively)	(15,726)	(12)
Additional paid-in capital	1,612,712	1,549,389
Accumulated other comprehensive loss	(19,716)	(14,842)
Accumulated deficit	(569,851)	(511,961)
Total shareholders’ equity	1,007,448	1,022,605
Total liabilities and shareholders’ equity	1,013,072	1,024,405

Statement of Comprehensive (Loss)/Income

	Year Ended December 31,
	2023	2024	2025
	US$	US$	US$
Operation expense
General and administrative expenses	(4,212)	(5,671)	(2,797)
Share of (loss)/gain of subsidiaries and the VIE	(59,372)	6,314	55,520
Total operating expenses	(63,584)	643	52,723
Other non-operating income, net	3,113	4,180	5,215
Financial income, net	238	296	—
Foreign exchange loss	(82)	(122)	(48)
(Loss)/profit before income tax expense	(60,315)	4,997	57,890
Net (loss)/profit	(60,315)	4,997	57,890

Net (loss)/profit attributable to ordinary shareholders	(60,315)	4,997	57,890

Net (loss)/profit	(60,315)	4,997	57,890
Other comprehensive income/(loss)
Changes in fair value of long-term investments	(7,791)	14	115
Transfer out of fair value changes of long-term investments	15,537	(65)	—
Foreign currency translation	(2,722)	(2,574)	4,759
Total comprehensive (loss)/income	(55,291)	2,372	62,764

Statement of Cash Flows

	Year Ended December 31,
	2023	2024	2025
	US$	US$	US$
Net cash used in operating activities	(3,478)	(3,606)	(739)
Advance to, and investment in subsidiaries	(7,940)	—	(1,189)
Net cash provided by inter-company transactions	30,349	15,509	72,214
Net cash generated from investing activities	22,409	15,509	71,025
Payment for repurchase of ordinary shares	(3,339)	(70)	(12)
Payment for cancellation of treasury shares	—	—	(12)
Payments of dividend	—	(33,022)	(69,848)
Proceeds from exercise of share options	1,187	168	2
Payments of deferred offering costs	(71)	(276)	—
Net cash used in financing activities	(2,223)	(33,200)	(69,870)
Effect of exchange rate changes on cash and cash equivalents, restricted cash	—	—	—
Net increase/(decrease) in cash and cash equivalents	16,708	(21,297)	416
Cash and cash equivalents at the beginning of the year	4,685	21,393	96
Cash and cash equivalents at the end of the year	21,393	96	512